Portfolio of investments—June 30, 2024 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 97.83%
Communication services: 1.83%
Diversified telecommunication services: 0.26%
Bandwidth, Inc. Class A†	8,767	$147,987
Entertainment: 0.34%
Cinemark Holdings, Inc.†	3,342	72,254
Vivid Seats, Inc. Class A†	21,915	126,011
		198,265
Interactive media & services: 0.64%
Cargurus, Inc.†	2,670	69,954
EverQuote, Inc. Class A†	8,582	179,021
Yelp, Inc.†	2,180	80,551
ZipRecruiter, Inc. Class A†	4,155	37,769
		367,295
Media: 0.59%
Magnite, Inc.†	18,038	239,725
TEGNA, Inc.	7,361	102,612
		342,337
Consumer discretionary: 10.09%
Automobile components: 0.93%
Holley, Inc.†	16,594	59,406
Modine Manufacturing Co.†	4,790	479,910
		539,316
Diversified consumer services: 1.19%
Perdoceo Education Corp.	10,913	233,756
Stride, Inc.†	6,391	450,566
		684,322
Hotels, restaurants & leisure: 2.12%
Bloomin’ Brands, Inc.	13,462	258,874
Brinker International, Inc.†	5,547	401,547
Hilton Grand Vacations, Inc.†	7,887	318,872
International Game Technology PLC	10,078	206,196
United Parks & Resorts, Inc.†	736	39,972
		1,225,461
Household durables: 2.59%
Helen of Troy Ltd.†	763	70,761
KB Home	4,987	349,988
M/I Homes, Inc.†	2,674	326,602
Meritage Homes Corp.	1,707	276,278
Taylor Morrison Home Corp.†	8,464	469,244
		1,492,873
See accompanying notes to portfolio of investments
Allspring Disciplined Small Cap Fund | 1

Portfolio of investments—June 30, 2024 (unaudited)

	Shares	Value
Specialty retail: 3.26%
Academy Sports & Outdoors, Inc.	6,849	$364,709
American Eagle Outfitters, Inc.	2,277	45,449
Asbury Automotive Group, Inc.†	1,534	349,553
Carvana Co.†	1,691	217,666
Designer Brands, Inc. Class A	23,754	162,240
Group 1 Automotive, Inc.	1,033	307,090
Signet Jewelers Ltd.	1,528	136,878
Urban Outfitters, Inc.†	7,302	299,747
		1,883,332
Consumer staples: 3.44%
Beverages: 0.75%
Coca-Cola Consolidated, Inc.	330	358,050
Duckhorn Portfolio, Inc.†	10,535	74,798
		432,848
Consumer staples distribution & retail : 0.36%
Andersons, Inc.	4,226	209,609
Food products: 1.04%
Simply Good Foods Co.†	4,511	162,983
Vital Farms, Inc.†	9,299	434,914
		597,897
Personal care products: 1.29%
BellRing Brands, Inc.†	6,334	361,925
e.l.f. Beauty, Inc.†	1,807	380,771
		742,696
Energy: 6.85%
Energy equipment & services: 2.19%
Helix Energy Solutions Group, Inc.†	13,234	158,014
Liberty Energy, Inc.	18,133	378,798
Noble Corp. PLC	2,270	101,355
Patterson-UTI Energy, Inc.	25,724	266,501
Seadrill Ltd.†	1,687	86,881
Weatherford International PLC†	2,242	274,533
		1,266,082
Oil, gas & consumable fuels: 4.66%
California Resources Corp.	6,938	369,240
Chord Energy Corp.	885	148,397
CVR Energy, Inc.	4,865	130,236
International Seaways, Inc.	5,831	344,787
Matador Resources Co.	1,297	77,301
Murphy Oil Corp.	1,457	60,087
Par Pacific Holdings, Inc.†	7,461	188,390
PBF Energy, Inc. Class A	6,633	305,251
Peabody Energy Corp.	13,692	302,867
See accompanying notes to portfolio of investments
2 | Allspring Disciplined Small Cap Fund

Portfolio of investments—June 30, 2024 (unaudited)

	Shares	Value
Oil, gas & consumable fuels(continued)
Scorpio Tankers, Inc.	3,683	$299,391
Teekay Tankers Ltd. Class A	2,852	196,246
Vital Energy, Inc.†	5,883	263,676
		2,685,869
Financials: 16.16%
Banks: 8.63%
Ameris Bancorp	5,710	287,499
Axos Financial, Inc.†	6,333	361,931
Bancorp, Inc.†	7,598	286,901
Bank of NT Butterfield & Son Ltd.	7,834	275,130
CrossFirst Bankshares, Inc.†	7,319	102,612
Customers Bancorp, Inc.†	6,442	309,087
Enterprise Financial Services Corp.	2,499	102,234
First BanCorp, Inc.	17,638	322,599
First Financial Corp.	4,171	153,827
Hancock Whitney Corp.	7,721	369,295
Hanmi Financial Corp.	9,860	164,859
Hilltop Holdings, Inc.	6,421	200,849
International Bancshares Corp.	929	53,148
Mercantile Bank Corp.	2,657	107,795
OFG Bancorp	9,021	337,836
Pathward Financial, Inc.	4,316	244,156
Preferred Bank	3,239	244,512
Republic Bancorp, Inc. Class A	4,224	226,449
UMB Financial Corp.	3,617	301,730
Westamerica BanCorp	4,434	215,182
WSFS Financial Corp.	6,671	313,537
		4,981,168
Capital markets: 1.60%
Artisan Partners Asset Management, Inc. Class A	3,369	139,038
Evercore, Inc. Class A	420	87,540
StoneX Group, Inc.†	2,186	164,628
Victory Capital Holdings, Inc. Class A	6,645	317,166
Virtus Investment Partners, Inc.	949	214,332
		922,704
Consumer finance: 0.81%
Bread Financial Holdings, Inc.	2,203	98,166
Enova International, Inc.†	5,242	326,314
Green Dot Corp. Class A†	4,580	43,281
		467,761
Financial services: 3.75%
Essent Group Ltd.	6,106	343,096
Evertec, Inc.	4,448	147,896
Federal Agricultural Mortgage Corp. Class C	1,294	233,981
Jackson Financial, Inc. Class A	4,843	359,641
See accompanying notes to portfolio of investments
Allspring Disciplined Small Cap Fund | 3

Portfolio of investments—June 30, 2024 (unaudited)

	Shares	Value
Financial services(continued)
Marqeta, Inc. Class A†	26,953	$147,703
Merchants Bancorp	6,110	247,699
MGIC Investment Corp.	9,083	195,739
NMI Holdings, Inc. Class A†	8,848	301,186
Radian Group, Inc.	5,928	184,361
		2,161,302
Insurance: 1.37%
CNO Financial Group, Inc.	10,023	277,837
Employers Holdings, Inc.	2,947	125,631
Genworth Financial, Inc. Class A†	34,460	208,138
Oscar Health, Inc. Class A†	4,639	73,389
Skyward Specialty Insurance Group, Inc.†	2,977	107,708
		792,703
Health care: 16.84%
Biotechnology: 7.78%
ACADIA Pharmaceuticals, Inc.†	3,207	52,114
ADMA Biologics, Inc.†	15,351	171,624
Alkermes PLC†	8,597	207,188
Amicus Therapeutics, Inc.†	9,804	97,256
Apogee Therapeutics, Inc.†	2,094	82,399
Arcellx, Inc.†	3,091	170,592
Arcturus Therapeutics Holdings, Inc.†	4,422	107,676
Arcus Biosciences, Inc.†	7,384	112,458
Arrowhead Pharmaceuticals, Inc.†	1,872	48,653
Blueprint Medicines Corp.†	1,314	141,623
Bridgebio Pharma, Inc.†	2,605	65,985
CareDx, Inc.†	10,610	164,773
Catalyst Pharmaceuticals, Inc.†	8,661	134,159
Cytokinetics, Inc.†	2,297	124,451
Denali Therapeutics, Inc.†	3,517	81,665
Dynavax Technologies Corp.†	7,741	86,931
Editas Medicine, Inc.†	11,765	54,943
Entrada Therapeutics, Inc.†	6,831	97,342
Halozyme Therapeutics, Inc.†	6,211	325,208
Insmed, Inc.†	1,965	131,655
Intellia Therapeutics, Inc.†	6,284	140,636
Janux Therapeutics, Inc.†	3,623	151,767
Kiniksa Pharmaceuticals International PLC†	8,849	165,211
Krystal Biotech, Inc.†	820	150,585
Madrigal Pharmaceuticals, Inc.†	217	60,795
MiMedx Group, Inc.†	16,120	111,712
Nuvalent, Inc. Class A†	1,277	96,873
Relay Therapeutics, Inc.†	22,296	145,370
REVOLUTION Medicines, Inc.†	1,837	71,294
SpringWorks Therapeutics, Inc.†	1,891	71,234
TG Therapeutics, Inc.†	10,563	187,916
Twist Bioscience Corp.†	1,762	86,831
See accompanying notes to portfolio of investments
4 | Allspring Disciplined Small Cap Fund

Portfolio of investments—June 30, 2024 (unaudited)

	Shares	Value
Biotechnology(continued)
Ultragenyx Pharmaceutical, Inc.†	1,233	$50,676
Vaxcyte, Inc.†	2,064	155,853
Veracyte, Inc.†	5,303	114,916
Viking Therapeutics, Inc.†	2,117	112,222
Voyager Therapeutics, Inc.†	19,506	154,292
		4,486,878
Health care equipment & supplies: 2.52%
Embecta Corp.	4,838	60,475
Haemonetics Corp.†	981	81,158
Inmode Ltd.†	4,337	79,107
Lantheus Holdings, Inc.†	4,487	360,261
LeMaitre Vascular, Inc.	2,068	170,155
LivaNova PLC†	5,303	290,711
Merit Medical Systems, Inc.†	2,298	197,513
Omnicell, Inc.†	1,390	37,627
TransMedics Group, Inc.†	1,169	176,075
		1,453,082
Health care providers & services: 3.28%
Accolade, Inc.†	4,715	16,880
Addus HomeCare Corp.†	2,114	245,457
Alignment Healthcare, Inc.†	22,587	176,630
Castle Biosciences, Inc.†	6,198	134,930
Enhabit, Inc.†	20,849	185,973
HealthEquity, Inc.†	679	58,530
Hims & Hers Health, Inc.†	6,923	139,775
NeoGenomics, Inc.†	16,748	232,295
Option Care Health, Inc.†	1,793	49,666
Privia Health Group, Inc.†	5,119	88,968
Progyny, Inc.†	3,560	101,852
Select Medical Holdings Corp.	3,747	131,370
Tenet Healthcare Corp.†	2,499	332,442
		1,894,768
Health care technology: 0.13%
Schrodinger, Inc.†	3,826	73,995
Life sciences tools & services: 0.42%
BioLife Solutions, Inc.†	7,737	165,804
Quanterix Corp.†	6,048	79,894
		245,698
Pharmaceuticals: 2.71%
Amneal Pharmaceuticals, Inc.†	28,931	183,712
Amphastar Pharmaceuticals, Inc.†	4,386	175,440
ANI Pharmaceuticals, Inc.†	3,592	228,738
Arvinas, Inc.†	8,248	219,562
Collegium Pharmaceutical, Inc.†	3,166	101,945
See accompanying notes to portfolio of investments
Allspring Disciplined Small Cap Fund | 5

Portfolio of investments—June 30, 2024 (unaudited)

	Shares	Value
Pharmaceuticals(continued)
Corcept Therapeutics, Inc.†	10,974	$356,545
Harmony Biosciences Holdings, Inc.†	8,105	244,528
Intra-Cellular Therapies, Inc.†	747	51,162
		1,561,632
Industrials: 16.65%
Aerospace & defense: 1.01%
Moog, Inc. Class A	2,024	338,615
V2X, Inc.†	5,137	246,371
		584,986
Building products: 0.54%
Griffon Corp.	4,869	310,934
Commercial services & supplies: 0.86%
Brink’s Co.	1,259	128,922
Cimpress PLC†	2,081	182,316
Ennis, Inc.	5,137	112,449
Healthcare Services Group, Inc.†	6,787	71,807
		495,494
Construction & engineering: 2.28%
Comfort Systems USA, Inc.	1,205	366,464
EMCOR Group, Inc.	754	275,270
MYR Group, Inc.†	1,284	174,252
Primoris Services Corp.	8,110	404,608
Sterling Infrastructure, Inc.†	805	95,264
		1,315,858
Electrical equipment: 2.59%
Array Technologies, Inc.†	23,938	245,604
Atkore, Inc.	2,718	366,740
Fluence Energy, Inc.†	17,852	309,554
NEXTracker, Inc. Class A†	6,295	295,109
Powell Industries, Inc.	1,926	276,188
		1,493,195
Ground transportation: 0.56%
ArcBest Corp.	2,998	321,026
Machinery: 2.87%
Blue Bird Corp.†	6,143	330,801
Enerpac Tool Group Corp.	4,918	187,769
Hillenbrand, Inc.	2,760	110,455
Hyster-Yale Materials Handling, Inc.	2,002	139,599
Luxfer Holdings PLC	13,981	162,040
Mueller Industries, Inc.	5,363	305,369
See accompanying notes to portfolio of investments
6 | Allspring Disciplined Small Cap Fund

Portfolio of investments—June 30, 2024 (unaudited)

	Shares	Value
Machinery(continued)
Tennant Co.	1,473	$145,002
Terex Corp.	4,984	273,323
		1,654,358
Marine transportation: 0.71%
Costamare, Inc.	9,411	154,623
Matson, Inc.	1,955	256,046
		410,669
Professional services: 2.23%
CBIZ, Inc.†	1,400	103,740
ExlService Holdings, Inc.†	5,479	171,821
Exponent, Inc.	998	94,930
Insperity, Inc.	2,768	252,469
Kelly Services, Inc. Class A	7,372	157,835
Legalzoom.com, Inc.†	18,804	157,766
Parsons Corp.†	1,664	136,132
TriNet Group, Inc.	2,146	214,600
		1,289,293
Trading companies & distributors: 3.00%
Applied Industrial Technologies, Inc.	2,636	511,384
Boise Cascade Co.	2,847	339,419
DXP Enterprises, Inc.†	4,177	191,474
GMS, Inc.†	3,152	254,083
Rush Enterprises, Inc. Class A	6,868	287,563
WESCO International, Inc.	918	145,521
		1,729,444
Information technology: 13.21%
Electronic equipment, instruments & components: 4.00%
Arlo Technologies, Inc.†	29,993	391,109
Fabrinet†	2,414	590,923
Itron, Inc.†	3,681	364,272
Mirion Technologies, Inc.†	25,188	270,519
Sanmina Corp.†	4,975	329,594
TTM Technologies, Inc.†	18,620	361,786
		2,308,203
IT services: 0.25%
DigitalOcean Holdings, Inc.†	2,936	102,026
Fastly, Inc. Class A†	5,844	43,071
		145,097
Semiconductors & semiconductor equipment: 4.14%
ACM Research, Inc. Class A†	13,198	304,346
Amkor Technology, Inc.	9,610	384,592
Axcelis Technologies, Inc.†	3,648	518,709
Onto Innovation, Inc.†	963	211,436
See accompanying notes to portfolio of investments
Allspring Disciplined Small Cap Fund | 7

Portfolio of investments—June 30, 2024 (unaudited)

	Shares	Value
Semiconductors & semiconductor equipment(continued)
Photronics, Inc.†	9,680	$238,806
Rambus, Inc.†	4,883	286,925
SMART Global Holdings, Inc.†	18,077	413,421
Ultra Clean Holdings, Inc.†	641	31,409
		2,389,644
Software: 4.82%
Adeia, Inc.	18,862	210,971
Amplitude, Inc. Class A†	7,437	66,189
Appfolio, Inc. Class A†	1,154	282,234
C3.ai, Inc. Class A†	2,259	65,421
Clear Secure, Inc. Class A	11,051	206,764
Freshworks, Inc. Class A†	7,853	99,655
Intapp, Inc.†	3,967	145,470
InterDigital, Inc.	2,958	344,785
LiveRamp Holdings, Inc.†	13,082	404,757
Olo, Inc. Class A†	22,624	99,998
PagerDuty, Inc.†	3,873	88,808
SPS Commerce, Inc.†	1,478	278,100
Tenable Holdings, Inc.†	2,118	92,302
Zeta Global Holdings Corp. Class A†	22,286	393,348
		2,778,802
Materials: 4.46%
Chemicals: 2.14%
Hawkins, Inc.	1,186	107,926
Koppers Holdings, Inc.	5,663	209,474
Mativ Holdings, Inc.	14,679	248,956
Minerals Technologies, Inc.	3,188	265,114
Orion SA	11,535	253,078
Quaker Chemical Corp.	350	59,395
Tronox Holdings PLC	5,835	91,551
		1,235,494
Containers & packaging: 0.21%
O-I Glass, Inc.†	10,999	122,419
Metals & mining: 1.56%
Commercial Metals Co.	5,443	299,311
Constellium SE†	17,870	336,849
Ryerson Holding Corp.	4,226	82,407
SunCoke Energy, Inc.	18,517	181,467
		900,034
Paper & forest products: 0.55%
Clearwater Paper Corp.†	6,488	314,473
See accompanying notes to portfolio of investments
8 | Allspring Disciplined Small Cap Fund

Portfolio of investments—June 30, 2024 (unaudited)

	Shares	Value
Real estate: 5.71%
Diversified REITs: 1.00%
Broadstone Net Lease, Inc.	15,561	$246,953
Essential Properties Realty Trust, Inc.	11,926	330,470
		577,423
Health care REITs: 0.54%
CareTrust REIT, Inc.	9,753	244,800
National Health Investors, Inc.	972	65,834
		310,634
Hotel & resort REITs: 1.70%
Apple Hospitality REIT, Inc.	21,303	309,745
DiamondRock Hospitality Co.	36,494	308,374
RLJ Lodging Trust	6,682	64,348
Ryman Hospitality Properties, Inc.	2,994	298,981
		981,448
Real estate management & development: 0.83%
Forestar Group, Inc.†	8,365	267,597
Newmark Group, Inc. Class A	20,775	212,528
		480,125
Residential REITs : 0.78%
BRT Apartments Corp.	11,682	204,084
NexPoint Residential Trust, Inc.	6,192	244,646
		448,730
Retail REITs : 0.63%
Getty Realty Corp.	3,587	95,629
Urban Edge Properties	14,461	267,095
		362,724
Specialized REITs : 0.23%
Uniti Group, Inc.	46,042	134,443
Utilities: 2.59%
Electric utilities: 0.66%
Otter Tail Corp.	4,342	380,316
Gas utilities: 0.77%
Brookfield Infrastructure Corp. Class A	3,493	117,575
New Jersey Resources Corp.	5,034	215,153
Southwest Gas Holdings, Inc.	1,611	113,382
		446,110
Independent power and renewable electricity producers: 0.27%
Clearway Energy, Inc. Class A	6,793	153,929
See accompanying notes to portfolio of investments
Allspring Disciplined Small Cap Fund | 9

Portfolio of investments—June 30, 2024 (unaudited)

	Shares	Value
Multi-utilities: 0.40%
Black Hills Corp.	1,460	$79,395
Northwestern Energy Group, Inc.	2,986	149,539
		228,934
Water utilities: 0.49%
Consolidated Water Co. Ltd.	4,749	126,038
SJW Group	2,953	160,112
		286,150
Total common stocks (Cost $50,504,236)		56,448,269

	Expiration date
Rights: 0.00%
Health care: 0.00%
Biotechnology: 0.00%
Aduro Biotech, Inc.♦†	10-2-2030	4,415	0
Life sciences tools & services: 0.00%
OmniAb, Inc. $12.50 Earnout shares♦†	11-2-2027	104	0
OmniAb, Inc. $15.00 Earnout shares♦†	11-2-2027	104	0
Total rights (Cost $0)			0

		Yield
Short-term investments: 2.06%
Investment companies: 2.06%
Allspring Government Money Market Fund Select Class♠∞		5.25%	1,189,755	1,189,755
Total short-term investments (Cost $1,189,755)				1,189,755
Total investments in securities (Cost $51,693,991)	99.89%			57,638,024
Other assets and liabilities, net	0.11			64,209
Total net assets	100.00%			$57,702,233

†	Non-income-earning security
♦	The security is fair valued in accordance with procedures approved by the Board of Trustees.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
See accompanying notes to portfolio of investments
10 | Allspring Disciplined Small Cap Fund

Portfolio of investments—June 30, 2024 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$1,643,149	$1,783,869	$(2,237,263)	$0	$0	$1,189,755	1,189,755	$13,400
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
Micro E-Mini Russell 2000 Index	111	9-20-2024	$1,142,766	$1,146,075	$3,309	$0
See accompanying notes to portfolio of investments
Allspring Disciplined Small Cap Fund | 11

Notes to portfolio of investments—June 30, 2024 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities, exchange traded funds and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and is subject to equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments.  The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.  The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
12 | Allspring Disciplined Small Cap Fund

Notes to portfolio of investments—June 30, 2024 (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$1,055,884	$0	$0	$1,055,884
Consumer discretionary	5,825,304	0	0	5,825,304
Consumer staples	1,983,050	0	0	1,983,050
Energy	3,951,951	0	0	3,951,951
Financials	9,325,638	0	0	9,325,638
Health care	9,716,053	0	0	9,716,053
Industrials	9,605,257	0	0	9,605,257
Information technology	7,621,746	0	0	7,621,746
Materials	2,572,420	0	0	2,572,420
Real estate	3,295,527	0	0	3,295,527
Utilities	1,495,439	0	0	1,495,439
Rights
Health care	0	0	0	0
Short-term investments
Investment companies	1,189,755	0	0	1,189,755
	57,638,024	0	0	57,638,024
Futures contracts	3,309	0	0	3,309
Total assets	$57,641,333	$0	$0	$57,641,333
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
As of June 30, 2024, $117,650 was segregated as cash collateral for these open futures contracts.
At June 30, 2024, the Fund did not have any transfers into/out of Level 3.
Allspring Disciplined Small Cap Fund | 13